CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2019	$ 2,643	$ 927,348	$ (5,048)	$ (654,938)	$ 270,005
Balance, shares at Dec. 31, 2019	55,493,258
Stock-based compensation of options	$ 0	1,282	0	0	1,282
Exercise of stock options	$ 4	(4)	0	0	0
Exercise of stock options, shares	66,380
Dividend distribution	$ 0	0	0	(19,999)	(19,999)
Dividend payable	0	0	0	(35,003)	(35,003)
Comprehensive income (loss)	0	0	(969)	35,076	34,107
Balance at Dec. 31, 2020	$ 2,647	928,626	(6,017)	(674,864)	250,392
Balance, shares at Dec. 31, 2020	55,559,638
Stock-based compensation of options	$ 0	1,304	0	0	1,304
Exercise of stock options	$ 59	(59)	0	0	0
Exercise of stock options, shares	979,599
Comprehensive income (loss)	$ 0	0	(340)	(3,033)	(3,373)
Balance at Dec. 31, 2021	$ 2,706	929,871	(6,357)	(677,897)	$ 248,323
Balance, shares at Dec. 31, 2021	56,539,237				56,539,237
Stock-based compensation of options	$ 0	2,220	0	0	$ 2,220
Exercise of stock options	$ 5	(5)	0	0	0
Exercise of stock options, shares	71,167
Comprehensive income (loss)	$ 0	0	(490)	(5,928)	(6,418)
Balance at Dec. 31, 2022	$ 2,711	$ 932,086	$ (6,847)	$ (683,825)	$ 244,125
Balance, shares at Dec. 31, 2022	56,610,404				56,610,404